Leases (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) m²	Apr. 30, 2022 m²	Jan. 01, 2022 m²	Dec. 20, 2021 m²	Nov. 20, 2021 m²	Aug. 31, 2021 m²	Jun. 30, 2021 m²	Jun. 20, 2021 m²	Jun. 15, 2021 m²	May 28, 2021 m²	Apr. 30, 2021 m²	Mar. 31, 2021 m²	Jan. 01, 2020 m²
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²	1,097			268											5,976
Operating lease rental payment | $	$ 408,062	$ 492,939	$ 32,261
First One-Year Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²													136
Operating lease rental payment | $	12,208	8,473
Another One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²			700		700
Operating lease rental payment | $	98,483	115,681	$ 95,913
Three-Years Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²								3,956
Operating lease rental payment | $	153,130	53,144
One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²								350
Operating lease rental payment | $	11,910	6,200
Second One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²															6,440
Operating lease rental payment | $	268,457	324,296	$ 20,299
Fourth One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²			404		404
Ten-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²														738.7
Operating lease rental payment | $	199,626	127,945
Three Second-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²											395
Operating lease rental payment | $	43,793	24,824
Two-Years Operating Lease Agreement Third Party Lease [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²												273.59
Operating lease rental payment | $	32,707	14,189
Three Third -Years Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²										169
Operating lease rental payment | $	23,047	10,772
Two-Years Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Operating lease rental payment | $	21,784	445
Longrich Group [Member]
Leases (Details) [Line Items]
Operating lease rental payment | $		54,312
Longrich Group [Member] | Another One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²													1,146
Operating lease rental payment | $	$ 78,250
Longrich Group [Member] | Fourth One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²	1,097														1,097
Operating lease rental payment | $	$ 74,905	90,242	$ 83,505
Jiangsu Diye Industrial District [Member] | Second One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²															500
Wuhan City, Hubei Province [Member] | Two-Years Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²									264.89
Operating lease rental payment | $	24,513	13,541
Guangzhou City, Guangdong Province [Member] | Two-Years Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²							230
Operating lease rental payment | $	42,118	$ 3,654
Changchun City, Jilin Province [Member] | Two-Years Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²						170.4
Operating lease rental payment | $	17,676
Zhengzhou City, Henan Province [Member] | Two-Years Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²														210.23
Operating lease rental payment | $	$ 16,395